Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt
Long-Term Debt

5. Long-Term Debt

Components of long-term debt were as follows:

	September 30,	December 31,
	2020	2019
2019 Mezzanine Term Loan	$—	$10,000
Unamortized debt discount	—	(372)
Net carrying amount	$—	$9,628

2019 Mezzanine Term Loan

In June 2020, the Company paid the $10.0 million outstanding principal amount related to the 2019 Mezzanine Loan, plus all accrued and unpaid interest. The Company recognized a loss on extinguishment of $0.4 million related to unamortized issuance costs within Interest expense in the Statements of Operations.

5. Long-Term Debt

Components of long-term debt were as follows as of December 31, 2019 and 2018:

	2019	2018
2018 Secured Term Loan – principal	$—	$3,500
Unamortized debt discount	—	(55)
2018 Secured Term Loan, net	—	3,445
2019 Mezzanine Term Loan – principal	10,000	—
Unamortized debt discount	(372)	—
2019 Mezzanine Term Loan, net	9,628	—
Convertible Promissory Notes – principal	—	14,750
Unamortized debt discount	—	(2,579)
Convertible Promissory Notes, net	—	12,171
Net carrying amount	$9,628	$15,616

The aggregate principal amount of these loans is recorded in long-term debt on the Balance Sheets, net of the unamortized discount and issuance costs.

2018 Secured Term Loan

In May 2018, the Company entered into a dual facility loan agreement (2018 Secured Term Loan). The first facility provides up to an $8.0 million growth capital term loan. Principal payments on the growth capital term loan facility shall be payable in twenty-four equal monthly installments, plus accrued interest beginning on June 30, 2019, through maturity in June 2021. The second facility provides up to a $10.0 million user acquisition term loan. Principal payments on the user acquisition term loan shall be payable in eighteen equal installments of principal and interest following each advance.

Both facilities bear interest on the outstanding daily balance at a rate equal to the greater of one half of one percentage point (0.50%) above the prime rate or 5.25%. The Company used the proceeds from the 2018 Secured Term Loan to pay off a prior loan with the same financial institution.

The 2018 Secured Term Loan agreement contains customary covenants restricting the Company to incur debt, liens and undergo certain fundamental changes, as well as certain financial covenants specified in the contractual agreement. The credit agreement also contains customary events of default. The 2018 Secured Term Loan also contains restrictions on the payment of dividends.

In February 2019, the Company entered into the first amendment of the 2018 Secured Term Loan to decrease the growth capital term loan capacity to $6.0 million and replace its user acquisition term loan with a revolving credit facility of $25.0 million. Principal payments on the growth capital term loan facility shall be payable in twenty-four equal monthly installments, plus accrued interest, beginning on March 1, 2019, through maturity in February 2021. Principal payments plus accrued interest on advances made from the revolving credit facility shall be payable upon maturity in February 2021.

In December 2019, the Company entered into the second amendment of its 2018 Secured Term Loan agreement to increase the revolving credit facility from $25.0 million to $30.0 million upon the achievement of certain performance milestones.

These amendments were accounted for as debt modifications in accordance with ASC 470‑50, Debt — Modifications and Extinguishments, resulting in the amortization of both the previously deferred and incremental issuance costs as an adjustment to interest expense over the remaining term.

2019 Mezzanine Term Loan

In December 2019, the Company entered into a mezzanine term loan for up to $40.0 million; $30.0 million of which is immediately available and an additional $10.0 million available upon the achievement of certain performance milestones (“2019 Mezzanine Term Loan”). No payments are due until the loan maturity date of December 2023.

The facility shall bear interest on the outstanding daily balance for each 2019 Mezzanine Term Loan advance at a floating per annum rate equal to the greater of five percentage points (5.0%) above the prime rate or 9.75%. The Company drew $10.0 million of the $30 million immediately available from the 2019 Mezzanine Term Loan and used the proceeds to pay off the outstanding balance and interest of the 2018 Secured Term Loan. There are no financial covenants associated with the 2019 Mezzanine Term Loan.

2018 Convertible Promissory Notes

In May and June 2018, the Company entered into subordinated note purchase agreements with two investors (the “2018 Convertible Promissory Notes”), whereby the Company received proceeds of $14.8 million, offset by $0.3 million of issuance costs. The maturity date of the principal and interest was November 2019 and interest accrues at a rate of 8% per annum, increasing by 2% at the three-month anniversary of closing, and increasing by another 2% at the one year anniversary of closing.

Upon issuance of the Convertible Promissory Notes, the Company bifurcated and valued embedded share-settled redemption features from the host debt instrument. The fair value of the bifurcated derivatives was $3.6 million as of December 31, 2018 and was recorded within Other current liabilities. The resulting unamortized debt discount on the Convertible Promissory Notes was recognized to interest expense based on the effective interest rate method over the contractual terms of the Convertible Promissory Notes.

In March 2019, $5.0 million of the 2018 Convertible Promissory Notes plus accrued interest were converted into 626,269 shares of redeemable convertible Series D preferred stock at the election of the holder based on the following provision:

Conversion at a Non-Qualified Financing — If the Notes have not been previously paid in full or converted prior to a financing that does not constitute a Qualified Equity Financing (Non-Qualified Equity Financing), then upon the written election of holder of the Notes, the outstanding principal amount of this Note, plus all accrued and unpaid interest, shall be converted into such number of fully paid and nonassessable shares of the same class and series issued in such Non-Qualified Equity Financing, as shall be equal to the number obtained by dividing (i) the outstanding principal amount of this Note, plus all accrued and unpaid interest by (ii) the Conversion Price.

In September 2019, the remaining $9.8 million of the 2018 Convertible Promissory Notes plus accrued interest were converted into 993,209 shares of redeemable convertible Series D‑1 preferred stock as a result of a qualified financing event, based on the following provision:

Conversion Upon a Qualified Financing — In the event of a qualified equity financing after March 31, 2019, and prior to the maturity date or a change of control, then the outstanding principal amount of and all accrued and unpaid interest on the 2018 Notes shall automatically convert into such number of fully paid and nonassessable shares of the Company’s capital stock, consisting of the Preferred Stock of the same series issued in such qualified equity financing, as shall be equal to the number obtained by dividing (i) the outstanding principal amount of the 2018 Notes plus all accrued and unpaid interest and (ii) the Conversion Price.

In connection with the conversions of the 2018 Convertible Promissory Notes, the carrying amount of principal and accrued and unpaid interest was derecognized from Long-term debt and recorded to Redeemable convertible preferred stock. The bifurcated derivatives recognized upon issuance were remeasured to fair value as of the respective dates of conversion, resulting in gain of $3.7 million recorded within Other income (expense), net.